Annual Total Returns[BarChart] - Direxion Daily Russia Bull 2X Shares - Direxion Daily Russia Bull 2X Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	19.27%	(15.97%)	(91.15%)	(32.00%)	126.23%	0.40%	(40.06%)	139.09%	(68.77%)